NYSE Euronext

10013498

Received SEC
OCT 07 2010
Washington, DC 20549

Edwin Mecabe
Managing Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

CENTNYS
001-33519

October 7, 2010

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Public Storage, Depositary Shares Each Representing 1/1,000 of a 6.5% Cumulative Preferred Share of Beneficial Interest, Series P, par value $.01 per share, and requests immediate acceleration of registration. Adequate distribution assured. 8-A received on October 5, 2010. Tentative listing date – October 12, 2010.

Sincerely,

[signature]